SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Trade payables	$ 5,269,426	$ 1,370,658	$ 2,723,531
Payroll related liabilities	368,289	563,588	452,751
Accrued liabilities	332,822	367,211	186,148
Total accounts payable and accrued liabilities	$ 5,970,537	$ 2,301,457	$ 3,362,430